Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

7. Goodwill:

The Company has a goodwill balance of $3,301,439 for year ended December 31, 2023 and 2022 from the acquisition of Kidoz Ltd.

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2023 and 2022 included a quantitative analysis of the Kidoz Ltd. reporting unit (consisting of intangible assets (Note 6), deferred taxation (Note 13) and goodwill). The reporting unit has a carrying amount of $3,903,158 (2022 - $4,448,896) as at December 31, 2023. The Company performed a discounted cash flow analysis for the reporting unit. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2023 or fiscal 2022.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021